Segment and geographic information	12 Months Ended
Jun. 30, 2024
Segment and geographic information
Segment and geographic information

7.    Segment and geographic information

In line with the management approach, the operating segments were identified on the basis of Mytheresa Group’s internal reporting and how our chief operating decision maker (CODM), assesses the performance of the business. Mytheresa Group collectively identifies its Chief Executive Officer and Chief Financial Officer as the CODM. On this basis, Mytheresa Group identifies its online operations and retail store as separate operating segments. Segment EBITDA is used to measure performance, because management believes that this information is the most relevant in evaluating the respective segments relative to other entities that operate in the retail business.

Segment EBITDA is defined as operating income excluding depreciation and amortization.

Assets are not allocated to the different business segments for internal reporting purposes.

The following is a reconciliation of the Company’s segment EBITDA to consolidated net income.

	June 30, 2022
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	672,515	15,266	687,781	—	687,781
Segment EBITDA	80,350	4,229	84,579	(72,626)	11,953
Depreciation and amortization					(9,088)
Finance income (costs), net					(998)
Income tax expense					(11,184)
Net loss					(9,317)
(1)	Reconciliation relates to corporate administrative expenses of €17,830 thousand, which have not been allocated to the online operations or the retail stores, as well as €2,493 thousand related to Other transaction-related, certain legal and other expenses and share-based compensation of €52,303 thousand during the year ended June 30, 2022.

	June 30, 2023
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	751,299	14,704	766,003	—	766,003
Segment EBITDA	48,729	4,966	53,696	(50,724)	2,971
Depreciation and amortization					(11,653)
Finance income (costs), net					(2,460)
Income tax expense					(5,877)
Net loss					(17,019)
(1)	During the fiscal year ended June 30, 2023, there were €15,500 thousand in corporate administrative expenses that were not assigned to either the online operations or retail stores. Additionally, there were €5,446 thousand related to Other transaction-related, certain legal and other expenses and Share-based compensation expenses totaling €30,021 thousand.

	June 30, 2024
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	826,690	14,162	840,852	—	840,852
Segment EBITDA	37,396	4,516	41,912	(48,660)	(6,748)
Depreciation and amortization					(15,205)
Finance income (costs), net					(4,772)
Income tax expense					1,814
Net loss					(24,911)
(1)

During the year ended June 30, 2024, there were €16,072 thousand in corporate administrative expenses that were not assigned to either the online operations or retail stores. Additionally, there were €14,081 thousand in expenses related to Other transaction-related, certain legal and other expenses. Share-based compensation expenses amounts to €18,508 thousand.